As Filed with the Securities and Exchange Commission on December 8, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2005

Date of reporting period: September 30, 2005

Item 1. Report to Stockholders.

ANNUAL REPORT
SEPTEMBER 30, 2005

Midanek/Pak Ultrashort Duration Fund

November 17, 2005

Dear Fellow Shareholder,

Once again we have the pleasure of addressing you regarding our Fund. We have had a wonderful year as we managed and marketed the fund. We have had the opportunity to meet and talk with many of you as well as many “future shareholders.” Our marketing efforts together with those of Sincere & Co. within the advisor community should continue to yield many benefits in the coming year.

The old saying “may you live in interesting times” certainly applied to the bond market during the last year. We have indeed been in an interesting time. The Fed has tightened relentlessly all year, raising the Fed Funds rate from 1.25% last October, up to 4% as this is being written. As we suggested in our last letter, they are not quite done yet and we think, should at least reach 4.5% before pausing. Despite this aggressive posture from the Fed, interest rates on longer maturity securities barely budged over the year ended September 30, 2005. In fact, the interest rate on the thirty year treasury actually fell.

This yield curve behavior, with short rates rising so significantly, has made life difficult for ultra short managers. It has been difficult for our fund, as we have anticipated a steepening of the yield curve (rising long rates), which has not come, for the last six months. As a result, for the twelve months ended September 30, 2005, the Midanek/Pak Ultrashort Duration Fund (2.52%) modestly outperformed the iMoneyNet First Tier Institutional Money Market Index (2.39%) and underperformed the Merrill Lynch Three-Month U.S. Treasury Bill Index (2.61%). However, despite an almost doubling of short-term yields and a 275 basis point increase in the fund’s rate, your fund has continued to provide positive returns in each month (see monthly returns below).

Oct. ’04	Nov. ’04	Dec. ’04	Jan. ’05	Feb. ’05	Mar. ’05
0.32%	0.13%	0.18%	0.20%	0.20%	0.12%

Apr. ’05	May ’05	Jun. ’05	Jul. ’05	Aug. ’05	Sept. ’05
0.32%	0.24%	0.24%	0.13%	0.27%	0.16%
Past performance does not guarantee future results.

The coming year should be an easier one for ultrashort funds. The Fed will complete its tightening in early 2006. After that, the “new Fed” under Chairman Bernanke should be comfortable maintaining the status quo for much of the year. We believe, this will create an excellent environment for the ultra short fund sector, as the short end of the curve should be providing a reasonable return (almost equal to that offered by longer maturities), and in excess of the inflation rate. We feel your fund is positioned to benefit from this environment.

It is important to us to stay in touch with our shareholders. We encourage you to contact us either on our website (www.MPAinvest.com) or by phone at 1-877-MIDANEK (643-2635).

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling (877) 840-1200, or visiting www.MPAinvest.com. Read it carefully before investing.

MIDANEK/PAK ULTRASHORT DURATION FUND

Comparison of the change in value of a $10,000 investment in the Midanek/Pak Ultrashort Duration Fund vs the Merrill Lynch Three-Month U.S. Treasury Bill Index and the iMoneyNet First Tier Institutional Money Market Index

Total Return:	Since Inception*
Midanek/Pak Ultrashort Duration Fund	2.52%
Merrill Lynch Three-Month U.S. Treasury Bill Index	2.61%
iMoneyNet First Tier Institutional Money Market Index	2.39%

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-840-1200.

This chart illustrates the performance of a hypothetical $10,000 investment made in the Fund one year ago. Returns reflect the reinvestment of dividends and capital gain distributions. Fee waivers are in effect. In the absence of fee waivers, returns would be reduced. The performance data and graph do not reflect the deduction of taxes that a shareholder may pay on dividends, capital gain distributions, or redemption of Fund shares. This chart does not imply any future performance.

The Merrill Lynch Three-Month U.S. Treasury Bill Index is an unmanaged index of Treasury securities that assumes reinvestment of all income.

The iMoneyNet First Tier Institutional Money Market Index includes only non-government institutional funds which hold only first tier securities. First tier securities include U.S. Treasury securities, repurchase agreements, time deposits, domestic bank obligations, foreign bank obligations, first tier commercial paper, asset-backed commercial paper and floating rate notes.

Indices do not incur expenses and are not available for investment.

*
The since inception returns for the Fund and the Merrill Lynch Three-Month U.S. Treasury Bill Index are from October 1, 2004 through September 30, 2005. The since inception return for the iMoneyNet First Tier Institutional Money Market Index is from September 30, 2004 through September 30, 2005.

EXPENSE EXAMPLE
at September 30, 2005 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (4/1/05 - 9/30/05).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.55% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued)
at September 30, 2005 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	4/1/05	9/30/05	4/1/05 - 9/30/05*
Actual	$1,000.00	$1,013.70	$2.78
Hypothetical (5% return before expenses)	$1,000.00	$1,022.31	$2.79

*
Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 183 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense.

ALLOCATION OF PORTFOLIO ASSETS
at September 30, 2005 (Unaudited)

SCHEDULE OF INVESTMENTS
at September 30, 2005

	Par	Value
U.S. GOVERNMENT &
AGENCY SECURITIES - 77.8%
CMO - U.S. Government Agency
Mortgage-Backed Securities - 16.0%
FHLMC Pool
4.100%, 11/15/07, Series 1422, Class FA (a)	$113,078	$112,829
3.500%, 03/15/10, Series 2649, Class QA	84,367	84,099
4.500%, 01/15/11, Series 2643, Class LA	62,618	62,545
3.500%, 03/15/19, Series 2684, Class QM	164,955	163,889
4.000%, 04/15/21, Series 2591, Class PJ	101,671	101,236
3.500%, 10/15/23, Series 2723, Class QE	12,395	12,232
5.250%, 10/15/27, Series 2061, Class TA	26,474	26,474
FNMA Pool
3.560%, 09/25/13, Series 1993-220, Class PF (a)	66,264	65,778
4.000%, 11/25/17, Series 2004-21, Class QA	129,301	128,515
3.000%, 06/25/19, Series 2003-46, Class PQ	15,000	14,811
4.500%, 07/25/33, Series 2003-129, Class PQ	89,059	88,860
GNMA Pool
7.000%, 02/20/31, Series 2001-25, Class PT	77,452	78,279
		939,547
U.S. Government Agency Debentures - 38.7%
FFCB
3.330%, 10/20/05 (a)	400,000	399,995
FHLB
2.125%, 11/15/05	100,000	99,940
3.020%, 01/27/06, Callable 10/27/05 @ 100	100,000	99,683
2.000%, 02/13/06	125,000	124,078
3.885%, 03/28/06 (a)	250,000	249,992
3.690%, 09/14/06 (a)	100,000	99,898
4.010%, 10/27/06, Callable 10/27/05 @ 100	220,000	219,168
3.920%, 09/06/07 (a)	250,000	249,841
FHLMC
2.030%, 01/27/06	225,000	223,625
3.720%, 05/17/07, Callable 11/17/05 @ 100 (a)	30,000	29,991
FNMA
3.640%, 06/29/07, Callable 12/30/05 @ 100	100,000	98,735
4.651%, 02/17/09 (a)	390,000	388,530
		2,283,476

See notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2005

	Par	Value
U.S. GOVERNMENT &
AGENCY SECURITIES - 77.8% (Continued)
U.S. Government Agency Mortgage-Backed Securities - 14.4%
FHLMC Pool
4.510%, 03/01/32, #847003 (a)(b)	$21,337	$21,404
FNMA Pool
4.445%, 11/01/26, #037029 (a)(b)	43,175	42,838
GNMA Pool
4.375%, 03/20/16, #8108 (a)(b)	67,115	67,556
3.750%, 08/20/17, #8254 (a)(b)	96,299	96,810
3.380%, 03/20/22, #8936 (a)(b)	31,612	31,849
3.750%, 09/20/22, #8052 (a)(b)	260,627	261,930
4.130%, 12/20/22, #8096 (a)(b)	40,243	40,494
4.375%, 05/20/23, #8198 (a)(b)	41,746	41,825
3.750%, 08/20/23, #8269 (a)(b)	28,862	29,006
3.750%, 08/20/24, #8482 (a)(b)	214,548	215,888
		849,600
U.S. Treasuries - 8.7%
U.S. Treasury Notes
2.250%, 04/30/06	365,000	361,407
6.875%, 05/15/06	150,000	152,543
		513,950

Total U.S. Government & Agency Securities
(Cost $4,594,653)		4,586,573

ASSET-BACKED SECURITIES - 20.0%
Automotive - 11.2%
Daimler Chrysler
Series 2002-C, Class A4
3.090%, 06/08/06	193,861	192,497
Series 2004-C, Class A2
2.620%, 06/08/07	52,646	52,436
Series 2003-B, Class A3
2.250%, 08/08/07	47,217	46,960
Harley-Davidson Motorcycle
Series 2004-3, Class A1
2.310%, 03/15/09	34,122	33,778

See notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2005

	Par	Value
ASSET-BACKED SECURITIES - 20.0% (Continued)
Automotive - 11.2% (Continued)
Nissan
Series 2003-A, Class A3A
3.094%, 06/15/09 (a)	$43,649	$43,682
Volkswagen
Series 2003-2, Class A3
2.270%, 10/22/07	67,040	66,494
WFS Financial
Series 2004-2, Class A2
2.030%, 10/22/07	30,801	30,706
Series 2004-2, Class A3
2.850%, 09/22/08	200,000	198,289
		664,842
Commercial - 3.8%
Credit Suisse First Boston
Series 1998-C2, Class A1
5.960%, 11/11/30	70,270	70,628
Lehman Brothers
Series 2004-LLFA, Class A1
3.701%, 10/15/17 (a)	151,855	151,823
		222,451
Credit Cards - 4.3%
Metris
Series 2004-1, Class A
3.270%, 04/20/11 (a)	54,000	54,143
Prime
Series 2000-1, Class A
6.700%, 10/15/09	200,000	200,696
		254,839
Equipment - 0.7%
CNH
Series 2003-B, Class A3B
2.470%, 01/15/08	40,566	40,221
Total Asset-Backed Securities
(Cost $1,182,838)		1,182,353

See notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued)
at September 30, 2005

	Shares	Value
MONEY MARKET FUNDS - 0.3%
SEI Daily Income Trust Government Fund - Class B	15,578	$15,578
Total Money Market Funds
(Cost $15,578)		15,578
TOTAL INVESTMENTS - 98.1%
(Cost $5,793,069)		5,784,504
Other Assets less Liabilities - 1.9%		110,709
NET ASSETS - 100.0%		$5,895,213

(a)	Variable Rate Security - The rate shown is the rate in effect as of September 30, 2005.
(b)
As of September 30, 2005, these securities were being valued using fair value pricing methodologies approved by the Board of Trustees. The value of these securities was $849,600 or 14.4% of total net assets.

CMO -	Collateralized Mortgage Obligation
FFCB -	Federal Farm Credit Bank
FHLB -	Federal Home Loan Bank
FHLMC-	Federal Home Loan Mortgage Corporation
FNMA -	Federal National Mortgage Association
GNMA -	Government National Mortgage Association

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
at September 30, 2005

ASSETS
Investments, at value (cost $5,793,069)	$5,784,504
Receivables:
Fund shares sold	104,750
Due from advisor	11,296
Interest	25,096
Prepaid expenses	12,989
Total Assets	5,938,635
LIABILITIES
Cash overdraft	417
Payables:
Fund shares redeemed	884
Due to custodian	382
Due to administrator	2,466
Due to fund accounting	6,608
Due to transfer agent	6,514
Due to auditor	15,994
Shareholder reporting fees	5,839
Chief Compliance Officer fee	1,983
Accrued expenses	2,335
Total Liabilities	43,422
NET ASSETS	$5,895,213

Net asset value, offering and redemption price per share
[$5,895,213/589,368 shares outstanding; unlimited number
of shares (par value $0.01) authorized]	$10.00

COMPONENTS OF NET ASSETS
Paid-in capital	$5,904,811
Accumulated net realized loss on investments	(1,033)
Net unrealized depreciation on investments	(8,565)
Net Assets	$5,895,213

See notes to financial statements.

STATEMENT OF OPERATIONS
For the Year Ended September 30, 2005*

INVESTMENT INCOME
Interest	$125,256
Total income	125,256
EXPENSES
Administration fees (Note 3)	30,000
Transfer agent fees	27,965
Fund accounting fees	26,483
Professional fees	22,994
Registration fees	19,821
Advisory fees (Note 3)	18,979
Trustee fees	8,000
Chief Compliance Officer fee (Note 3)	6,000
Shareholder reporting	5,989
Custody fees	3,875
Miscellaneous	3,000
Insurance	822
Total expenses	173,928
Less: advisory fee waiver and reimbursement (Note 3)	(153,052)
Net expenses	20,876
NET INVESTMENT INCOME	104,380
REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(1,033)
Net change in unrealized depreciation on investments	(8,565)
Net realized and unrealized loss on investments	(9,598)
Net Increase in Net Assets Resulting from Operations	$94,782

* Commenced operations on October 1, 2004.

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

Year Ended September 30, 2005*
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$104,380
Net realized loss on investments	(1,033)
Net change in unrealized depreciation on investments	(8,565)
Net increase in net assets
resulting from operations	94,782
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(104,473)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	5,904,904
Total increase in net assets	5,895,213
NET ASSETS
Beginning of year	—
End of year	$5,895,213

Includes undistributed net investment income of:	$—

(a)                 A summary of share transactions is as follows:

	Year Ended
	September 30, 2005*

	Shares	Value
Shares sold	606,948	$6,080,877
Shares reinvested	10,433	104,473
Shares redeemed	(28,013)	(280,446)
Net increase	589,368	$5,904,904

*	Commenced operations on October 1, 2004.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

For a fund share outstanding throughout the year
Year Ended
September 30, 2005*
Net asset value, beginning of year	$10.00
Income from investment operations:
Net investment income	0.25
Net realized and unrealized gain on investments	—
Total from investment operations	0.25
Less distributions to shareholders:
From net investment income	(0.25)
Net asset value, end of year	$10.00

Total return	2.52%

Supplemental data and ratios:
Net assets, end of year (in millions)	$5.9
Ratio of expenses to average net assets:
Before expense reimbursement	4.58%
After expense reimbursement	0.55%
Ratio of net investment (loss)/income
to average net assets:
Before expense reimbursement	(1.28%)
After expense reimbursement	2.75%
Portfolio turnover rate	67%

* Commenced operations on October 1, 2004.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
at September 30, 2005

NOTE 1 - ORGANIZATION

The Midanek/Pak Ultrashort Duration Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek maximum total return consistent with preservation of capital. The Fund pursues this objective by investing primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund commenced operations on October 1, 2004.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value.  Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily  traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including type of security, size of holding, trading volume and news events. As of September 30, 2005, the Fund held fair value securities with a value of $849,600 or 14.4% of total net assets.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2005

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on securities sold are determined on the basis of identified cost. Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income daily and distributes net realized gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

D.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2005, the Fund decreased accumulated net investment loss and paid-in capital by $93 due to certain permanent book and tax differences.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS
                  WITH AFFILIATES

The Fund entered into an Investment Advisory Agreement with Midanek/Pak Advisors, LLC (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For the year ended September 30, 2005, the Fund incurred $18,979 in advisory fees.

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2005

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.55% of average net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the year ended September 30, 2005, the Advisor reduced its fees and absorbed Fund expenses in the amount of $153,052. No amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

Year	Amount
2008	$153,052

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Fund asset level	Fee rate
Less than $20 million	$30,000
$20 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $200 million	0.10% of average daily net assets
More than $200 million	0.05% of average daily net assets

For the year ended September 30, 2005, the Fund incurred $30,000 in administration fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers of the Administrator and the Distributor.

NOTES TO FINANCIAL STATEMENTS (Continued)
at September 30, 2005

For the year ended September 30, 2005, the Fund was allocated $6,000 of the Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the year ended September 30, 2005, the cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. government obligations, were $6,111,376 and $1,570,960, respectively. Purchases and sales of U.S. government obligations for the year ended September 30, 2005 were $306,052 and $306,712, respectively.

NOTE 5 - INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

The tax character of distributions paid during the year ended September 30, 2005 for the Fund was as follows:

2005
Ordinary Income	$104,473

As of September 30, 2005, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$5,793,386
Gross tax unrealized appreciation	3,380
Gross tax unrealized depreciation	(12,262)
Net tax unrealized appreciation	$(8,882)

Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—

Other accumulated gains/(losses)	$(716)
Total accumulated earnings/(losses)	$(9,598)

The Fund had no capital loss carryforward.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees
Advisors Series Trust and
Shareholders of
Midanek/Pak Ultrashort Duration Fund

We have audited the accompanying statement of assets and liabilities of the Midanek/Pak Ultrashort Duration Fund, a series of Advisors Series Trust (the “Trust”), including the schedule of investments, as of September 30, 2005, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Midanek/Pak Ultrashort Duration Fund, as of September 30, 2005, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

Philadelphia, Pennsylvania
November 18, 2005

NOTICE TO SHAREHOLDERS
at September 30, 2005 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-840-1200, or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2005

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-840-1200. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Form N-Q is also available by calling 1-877-840-1200.

INFORMATION ABOUT TRUSTEES AND OFFICERS
(Unaudited)

This chart provides information about the Trustees and Officers who oversee your Fund. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

INDEPENDENT TRUSTEES

Name, Age
Address		Number of
Position held with Fund	Trustee	Portfolios
Principal Occupation(s) and other	of Fund	Overseen in
Directorships during past five years	Since	Fund Complex*

Walter E. Auch, Born 1921	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Management Consultant, formerly Chairman, CEO of Chicago
Board Options Exchange and former President of Paine Webber
Other Directorships: Nicholas-Applegate Funds, Citigroup,
Pimco Advisors LLP, Senele Group and UBS Capital Management

James Clayburn LaForce, Born 1928	2002	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Dean Emeritus, John E. Anderson Graduate School of Management,
University of California, Los Angeles.
Other Directorships: The Payden & Rygel Investment Group,
The Metzler/Payden Investment Group, BlackRock Funds,
Arena Pharmaceuticals and Cancervax

Donald E. O’Connor, Born 1936	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Financial Consultant, formerly Executive Vice President and Chief
Operating Officer of ICI Mutual Insurance Company (until January, 1997).
Other Directorships: The Forward Funds

George J. Rebhan, Born 1934	2002	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Retired; formerly President, Hotchkis and Wiley Funds (mutual funds)
from 1985 to 1993.
Trustee: E*Trade Funds

George T. Wofford III, Born 1939	1997	1
2020 E. Financial Way
Glendora, CA 91741
Trustee
Senior Vice President, Information Services, Federal Home Loan
Bank of San Francisco.
Other Directorships: None

INFORMATION ABOUT TRUSTEES AND OFFICERS (Continued)
(Unaudited)

INTERESTED TRUSTEES AND OFFICERS

Name, Age
Address		Number of
Position held with Fund	Trustee	Portfolios
Principal Occupation(s) and other	of Fund	Overseen in
Directorships during past five years	Since	Fund Complex*

Eric M. Banhazl, Born 1957	1997	1
2020 E. Financial Way
Glendora, CA 91741
Interested Trustee, President
Senior Vice President, U.S. Bancorp Fund Services, LLC, the Fund’s
administrator (since July 2001); Treasurer, Investec Funds; formerly,
Executive Vice President, Investment Company Administration,
LLC (“ICA”) (the Fund’s former administrator).

Robert M. Slotky, Born 1947	N/A	N/A
2020 E. Financial Way
Glendora, CA 91741
Chief Compliance Officer, Vice President
Vice President, U.S. Bancorp Fund Services, LLC, the Fund’s
administrator (since July 2001); formerly Senior Vice President,
ICA (the Fund’s former administrator).

Rodney A. DeWalt, Born 1967	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Secretary
Legal and Compliance Administrator, U.S. Bancorp Fund Services,
LLC (since January 2003); Thrivent Financial for Lutherans from
2000 to 2003; Attorney Private Practice, 1997 to 2000.

Douglas G. Hess, Born 1967	N/A	N/A
615 E. Michigan Street
Milwaukee, WI 53202
Treasurer
Vice President Compliance and Administration, U.S. Bancorp Fund
Services, LLC (since March 1997).

*  The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Fund. The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor does it share the same investment advisor with any other series.

Advisor
Midanek/Pak Advisors, LLC
1981 North Broadway, Suite 320
Walnut Creek, CA 94596
www.MPAinvest.com

Distributor
Quasar Distributors, LLC
 615 East Michigan Street
 Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
 Milwaukee, WI 53202
(877) 840-1200

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the last fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

FYE 9/30/2005
Audit Fees	$13,800
Audit-Related Fees	N/A
Tax Fees	$2,200
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2005
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however they do not make use of a nominating committee charter. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)  /s/ Eric M. Banhazl
 Eric M. Banhazl, President

Date  12/6/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date  12/6/05

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date  12/6/05

* Print the name and title of each signing officer under his or her signature.